Employee Defined Contribution Plan and Defined Benefit Plan (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY		Jun. 30, 2011 CNY
Present value of funded obligations	$ (59,500)	(378,003)	[1]	(346,209)	[1]
Fair value of plan assets	38,800	246,500	[1]	261,240	[1]
Total defined benefit asset / (liability)		(131,504)		(90,832)

[1]	Movements and expenses for the period ended June 30, 2011 are not significant as PGW operations are only included from the date of acquisition.